Fair Value Measurement - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
ApplySquare Education & Technology Co., Ltd. ("ApplySquare")
Fair Value Measurement
Impairment loss recorded			¥ 1,576,391
Beijing Futou Technology Co., Ltd. ("Futou Technology")
Fair Value Measurement
Impairment loss recorded			¥ 150,000
Beijing Xiaozhi Education & Technology Co., Ltd. (''Xiaozhi Education")
Fair Value Measurement
Impairment loss recorded		¥ 6,000,000
Beijing Quanouyimeng Culture Communication Co Ltd
Fair Value Measurement
Gain On Disposal Of Equity Interest	¥ 682,996